Fees Summary	May 15, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 42,960,000.00
Total Fee Amount	5,932.78
Total Offset Amount	5,932.78
Net Fee	$ 0.00
Offering Table N/A
Offset Table N/A